Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2022
Significant accounting policies
Basis of consolidation
(a)	Basis of consolidation
(i)	Business combinations

Business combinations are accounted for using the acquisition method as at the acquisition date, which is the date on which control is transferred to the Group (see (iii) below).

The Group measures goodwill at the acquisition date as:

●	the fair value of the consideration transferred; plus
●	the recognized amount of any non-controlling interests in the acquiree; plus
●	if the business combination is achieved in stages, the fair value of the pre-existing equity interest in the acquire; less
●	the net recognized amount (generally fair value) of the identifiable assets acquired and liabilities assumed.

Transaction costs, other than those associated with the issue of debt or equity securities, that the Group incurs in connection with a business combination are expensed as incurred.

Any contingent consideration is measured at fair value at the date of acquisition. If an obligation to pay contingent consideration that meets the definition of a financial instrument is classified as equity, then it is not remeasured and settlement is accounted for within equity. Otherwise, other contingent consideration is remeasured at fair value at each reporting date and subsequent changes in the fair value of the contingent consideration are recognized in profit or loss.

(ii)	Non-controlling interests (NCI)

Non-controlling interests are measured at their proportionate share of the acquiree’s identifiable net assets at the acquisition date.

If, however, the LLC subsidiary’s charter provides exit rights for its participants, then the participants interests classified as liability to NCI. All changes in liability to NCI are recognized in the profit and loss.

Change in the Group’s interest in a subsidiary that do not result in a loss of control is accounted for as equity transaction.

(iii)	Subsidiaries

Subsidiaries are entities controlled by the Group. The Group controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases. The accounting policies of subsidiaries have been changed when necessary to align them with the policies adopted by the Group.

(iv)	Loss of control

Upon the loss of control, the Group derecognises the assets and liabilities of the subsidiary, any non-controlling interests and the other components of equity related to the subsidiary. Any surplus or deficit arising on the loss of control is recognized in profit or loss. If the Group retains any interest in the previous subsidiary, then such interest is measured at fair value at the date that control is lost. Subsequently it is accounted for as an equity-accounted investee or in accordance with IFRS 9 depending on the level of influence retained.

(v)	Interests in equity-accounted investees

The Group’s interests in equity-accounted investees comprise interests in associates.

Associates are those entities in which the Group has significant influence, but not control or joint control, over the financial and operating policies.

Interests in associates are accounted for using the equity method. They are initially recognized at cost, which includes transaction costs. At the date of acquisition, any excess of the cost of acquisition over the Group’s share of the net fair value of the identifiable assets, liabilities and contingent liabilities of the associate is recognized as goodwill. The goodwill is included within the carrying amount of the investment. Subsequent to initial recognition, the consolidated financial statements include the Group’s share of profit or loss and other comprehensive income (“OCI”) of equity-accounted investees, after adjustments to align the accounting policies with those of the Group, until the date on which significant influence ceases.

Our investments in associate are generally designated as separate cash-generating unites (“CGUs”). The recoverable amount of these CGUs is determined based on a value in use calculation using appropriate financial models.

(vi)	Transactions eliminated on consolidation

Intra-group balances and transactions, and any unrealised income and expenses arising from intra-group transactions, are eliminated in preparing the consolidated financial statements. Unrealised gains arising from transactions with equity-accounted investees are eliminated against the investment to the extent of the Group’s interest in the investee. Unrealised losses are eliminated in the same way as unrealised gains, but only to the extent that there is no evidence of impairment.

Foreign currency
(b)	Foreign currency
(i)	Foreign currency transactions

Transactions in foreign currencies are translated to the respective functional currencies of Group entities at exchange rates at the dates of the transactions.

Monetary assets and liabilities denominated in foreign currencies at the reporting date are retranslated to the functional currency at the exchange rate at that date. The foreign currency gain or loss on monetary items is the difference between amortised cost in the functional currency at the beginning of the period, adjusted for effective interest and payments during the period, and the amortised cost in foreign currency translated at the exchange rate at the end of the reporting period.

Non-monetary assets and liabilities denominated in foreign currencies that are measured at fair value are retranslated to the functional currency at the exchange rate at the date that the fair value was determined.

Foreign currency differences arising in retranslation are recognized in profit or loss.

(ii)	Foreign operations

The assets and liabilities of foreign operations, including goodwill and fair value adjustments arising on acquisition, are translated to RUB at the exchange rates at the reporting date. The income and expenses of foreign operations are translated to RUB at monthly average exchange rates.

Foreign currency differences are recognized in other comprehensive income, and presented in the foreign currency translation reserve in equity. However, if the operation is a non-wholly owned subsidiary, then the relevant proportionate share of the foreign currency translation difference is allocated to non-controlling interests.

When a foreign operation is disposed of, in part or in full, the relevant amount in the foreign currency translation reserve is transferred to profit or loss as part of the profit or loss on disposal.

Foreign exchange gains and losses arising from a monetary item receivable from or payable to a foreign operation, the settlement of which is neither planned nor likely in the foreseeable future, are considered to form part of a net investment in a foreign operation and are recognized in other comprehensive income, and are presented within equity in the foreign currency translation reserve.

Financial instruments
(c)	Financial instruments
(i)	Recognition and initial measurement

Trade receivables and debt securities issued are initially recognised when they are originated. All other financial assets and financial liabilities are initially recognised when the Group becomes a party to the contractual provisions of the instrument.

A financial asset (unless it is a trade receivable without a significant financing component) or financial liability is initially measured at fair value plus, for an item not at fair value through profit or loss (FVTPL), transaction costs that are directly attributable to its acquisition or issue. A trade receivable without a significant financing component is initially measured at the transaction price.

(ii)	Classification and subsequent measurement

Financial assets

On initial recognition, a financial asset is classified as measured at: amortised cost; fair value through other comprehensive income (FVOCI) – debt investment; FVOCI – equity investment; or fair value through profit or loss (FVTPL).

Financial assets are not reclassified subsequent to their initial recognition unless the Group changes its business model for managing financial assets, in which case all affected financial assets are reclassified on the first day of the first reporting period following the change in the business model.

A financial asset is measured at amortised cost if it meets both of the following conditions and is not designated as at FVTPL:

–	it is held within a business model whose objective is to hold assets to collect contractual cash flows; and
–	its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

A debt investment is measured at FVOCI if it meets both of the following conditions and is not designated as at FVTPL:

–	it is held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets; and
–	its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

On initial recognition of an equity investment that is not held for trading, the Group may irrevocably elect to present subsequent changes in the investment’s fair value in OCI. This election is made on an investment-by-investment basis.

All financial assets not classified as measured at amortised cost or FVOCI as described above are measured at FVTPL.

On initial recognition, the Group may irrevocably designate a financial asset that otherwise meets the requirements to be measured at amortised cost or at FVOCI as at FVTPL if doing so eliminates or significantly reduces an accounting mismatch that would otherwise arise.

The financial assets of the Group comprise:

–

trade and other receivables and cash and cash equivalents, which are classified as measured at amortized cost. Cash and cash equivalents comprise cash balances and call deposits.These assets are subsequently measured at amortised cost using the effective interest method. The amortised cost is reduced by impairment losses. Interest income, foreign exchange gains and losses and impairment are recognised in profit or loss. Any gain or loss on derecognition is recognised in profit or loss.

–

equity investments, which are classified as measured at fair value through profit and loss. These assets are subsequently measured at fair value. Net gains and losses, including any interest or dividend income, are recognised in profit or loss.

Financial liabilities

Financial liabilities are classified as measured at amortised cost or FVTPL. A financial liability is classified as at FVTPL if it is classified as held-for-trading, it is a derivative or it is designated as such on initial recognition. Financial liabilities at FVTPL are measured at fair value and net gains and losses, including any interest expense, are recognised in profit or loss. Other financial liabilities are subsequently measured at amortised cost using the effective interest method. Interest expense and foreign exchange gains and losses are recognised in profit or loss. Any gain or loss on derecognition is also recognised in profit or loss.

The Group has not designated any financial liabilities at FVTPL and it has no current intention to do so.

(iii)	Derecognition and modification

The Group derecognises a financial asset when the contractual rights to the cash flows from the asset expire, or it transfers the rights to receive the contractual cash flows on the financial asset in a transaction in which substantially all the risks and rewards of ownership of the financial asset are transferred. Any interest in transferred financial assets that is created or retained by the Group is recognized as a separate asset or liability.

The Group derecognises a financial liability when its contractual obligations are discharged or cancelled, or expire.

The Group also derecognises a financial liability when its terms are modified and the cash flows of the modified liability are substantially different. In this case, a new financial liability based on the modified terms is recognised at fair value. The difference between the carrying amount of the financial liability extinguished and the new financial liability with modified terms is recognised in profit or loss.

If a modification (or exchange) does not result in the derecognition of the financial liability the Group applies accounting policy consistent with the requirements for adjusting the gross carrying amount of a financial asset when a modification does not result in the derecognition of the financial asset, i.e. the Group recognises any adjustment to the amortised cost of the financial liability arising from such a modification (or exchange) in profit or loss at the date of the modification (or exchange).

The Group performs a quantitative and qualitative evaluation of whether the modification is substantial considering qualitative factors, quantitative factors and combined effect of qualitative and quantitative factors. The Group concludes that the modification is substantial as a result of the following qualitative factors:

●	change the currency of the financial liability;
●	change in collateral or other credit enhancement;
●	inclusion of conversion option;
●	change in the subordination of the financial liability.

For the quantitative assessment the terms are substantially different if the discounted present value of the cash flows under the new terms, including any fees paid net of any fees received and discounted using the original effective interest rate, is at least 10 per cent different from the discounted present value of the remaining cash flows of the original financial liability. If an exchange of debt instruments or modification of terms is accounted for as an extinguishment, any costs or fees incurred are recognised as part of the gain or loss on the extinguishment. If the exchange or modification is not accounted for as an extinguishment, any costs or fees incurred adjust the carrying amount of the liability and are amortised over the remaining term of the modified liability.

Changes in cash flows on existing financial assets or financial liabilities are not considered as modification, if they result from existing contractual terms, e.g. changes in interest rates effectively initiated by the Group due to changes in the Central Bank of Russia key rate, if the loan contract entitles the Group to prepay the loan without significant penalty.

(iv)	Offsetting

Financial assets and liabilities are offset and the net amount presented in the consolidated statement of financial position when, and only when, the Group currently has a legally enforceable right to set off the recognized amounts and intends either to settle on a net basis or to realise the asset and settle the liability simultaneously. The Group currently has a legally enforceable right to set off if that right is not contingent on a future event and enforceable both in the normal course of business and in the event of default, insolvency or bankruptcy of the Group and all counterparties.

Share capital
(d)	Share capital

Ordinary shares

Ordinary shares are classified as equity. Incremental costs directly attributable to issue of ordinary shares and share options are recognized as a deduction from equity, net of any tax effects.

Dividends

Dividends are recognized as a liability in the period in which they are declared.

Repurchase and reissue of ordinary shares (treasury shares)

When shares recognised as equity are repurchased, the amount of the consideration paid, which includes directly attributable costs, is recognised as a deduction from equity. Repurchased shares are classified as treasury shares and are presented within category “Treasury shares” in the consolidated statements of changes in equity. When treasury shares are sold or reissued subsequently, the amount received is recognised as an increase in “Treasury shares” and the resulting surplus or deficit on the transaction is presented within “Share premium”.

Property and equipment
(e)	Property and equipment
(i)	Recognition and measurement

Items of property and equipment are measured at cost less accumulated depreciation and accumulated impairment losses.

Cost includes expenditures that are directly attributable to the acquisition of the asset. Purchased software that is integral to the functionality of the related equipment is capitalised as part of that equipment.

When parts of an item of property and equipment have different useful lives, they are accounted for as separate items (major components) of property and equipment.

Gains and losses on disposal of an item of property and equipment are determined by comparing the proceeds from disposal with the carrying amount of property and equipment, and are recognized net within ‘Operating costs and expenses (exclusive of depreciation and amortization)’ in profit or loss.

(ii)	Subsequent costs

The cost of replacing part of an item of property and equipment is recognized in the carrying amount of the item if it is probable that the future economic benefits embodied within the part will flow to the Group and its cost can be measured reliably. The carrying amount of the replaced part is derecognized. The costs of the day-to-day servicing of property and equipment are recognized in profit or loss as incurred.

(iii)	Depreciation

Depreciation is calculated over the depreciable amount, which is the cost of an asset, or other amount substituted for cost, less its residual value.

Depreciation is recognized in profit or loss on a straight-line basis over the estimated useful lives of each part of an item of property and equipment, since this most closely reflects the expected pattern of consumption of the future economic benefits embodied in the asset.

The estimated useful lives for the current and comparative periods are as follows:

● core systems equipment	2-10 years

● office equipment	2-10 years

● furniture and fixtures	2-5 years

● leasehold improvements	3-5 years (the shorter of five years or the remaining period of the lease term)

● other property and equipment	1-3 years

Depreciation methods, useful lives and residual values are reviewed at each financial year end and adjusted if appropriate.

Intangible assets.
(f)	Intangible assets
(i)	Goodwill

Goodwill that arises on the acquisition of subsidiaries is included in intangible assets. For measurement of goodwill, see Note 16.

Subsequent measurement

Goodwill is measured at cost less accumulated impairment losses.

(ii)	Intangible assets assumed in business combination

Identifiable intangible assets assumed in a business combination are initially recognized at fair value and subsequently measured at initially recognized amount less accumulated amortization and accumulated impairment losses. Such assets include, but are not limited to: brand name “hh.ru” (registered on March 11, 2011 with certificate № 431008), brand name “zarplata.ru” since 2020 (see Note 9) (registered on January 19, 2017 with certificate #602175), brand name “skillaz” since 2021 (see Note 9) (registered on February 15, 2021 with certificate #797909), web-sites, software “skillaz”, CV databases, and non-contractual customer relationships.

(iii)	Research and development

Expenditures on research activities, undertaken with the prospect of gaining new scientific or technical knowledge and understanding, are recognized in profit or loss as incurred.

Development activities involve a plan or design for the production of new or substantially improved products and processes. Development expenditures are capitalised only if development costs can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable, and the Group intends to and has sufficient resources to complete development and to use or sell the asset. The capitalised expenditures include direct labour and overhead costs that are directly attributable to preparing the asset for its intended use. Other development expenditures are recognized in the profit or loss as incurred.

Subsequent to initial recognition, capitalised development expenditures are measured at cost less accumulated amortization and accumulated impairment losses.

In accordance with the policies above, the Group has capitalised expenditures related to development of the Group’s website software.

(iv)	Other intangible assets

Other intangible assets that are acquired by the Group, which have finite useful lives, are measured at cost less accumulated amortization and accumulated impairment losses.

(v)	Subsequent expenditures

Subsequent expenditures are capitalised only when it increases the future economic benefits embodied in the specific asset to which it relates. All other expenditures, including expenditures on internally generated goodwill and brands, are recognized in the profit or loss as incurred.

(vi)	Amortization

Amortization is calculated over the cost of the asset, or other amount substituted for cost, less its residual value.

Amortization is recognized in profit or loss on a straight-line basis over the estimated useful lives of intangible assets, other than goodwill, from the date that they are available for use since this most closely reflects the expected pattern of consumption of future economic benefits embodied in the asset. The estimated useful lives for the current and comparative periods are as follows:

● CV database	2-10 years

● non-contractual customer relationships	5-10 years

● domain names	10 years

● patents and trademarks	5-10 years

● website software	3 years

● software “skillaz”	5 years

● corporate, office software, licences and others	1-3 years

Amortization methods, useful lives and residual values are reviewed at each financial year end and adjusted if appropriate.

Impairment
(g)	Impairment
(i)	Financial assets

The Group recognises loss allowances for expected credit losses (ECLs) on financial assets measured at amortised cost.

The Group measures loss allowances at an amount equal to lifetime ECLs, except for the following, which are measured at 12-month ECLs:

-	bank balances for which credit risk (i.e. the risk of default occurring over the expected life of the financial instrument) has not increased significantly since initial recognition.

Loss allowance for trade receivables is always measured at an amount equal to lifetime ECLs.

When determining whether the credit risk of a financial asset has increased significantly since initial recognition and when estimating ECLs, the Group considers reasonable and supportable information that is relevant and available without undue cost or effort. This includes both quantitative and qualitative information and analysis, based on the Group’s historical experience and informed credit assessment and including forward-looking information.

The Group assumes that the credit risk on a financial asset has increased significantly if it is more than 30 days past due.

The Group considers a financial asset to be in default when:

-	the borrower is unlikely to pay its credit obligations to the Group in full, without recourse by the Group to actions such as realising security (if any is held); or
-	the financial asset is more than 90 days past due.

The Group considers a debt security to have low credit risk when its credit risk rating is equivalent to the globally understood definition of ‘investment grade’.

Lifetime ECLs are the ECLs that result from all possible default events over the expected life of a financial instrument.

12-month ECLs are the portion of ECLs that result from default events that are possible within the 12 months after the reporting date (or a shorter period if the expected life of the instrument is less than 12 months).

The maximum period considered when estimating ECLs is the maximum contractual period over which the Group is exposed to credit risk.

Measurement of ECLs

ECLs are a probability-weighted estimate of credit losses. Credit losses are measured as the present value of all cash shortfalls (i.e. the difference between the cash flows due to the entity in accordance with the contract and the cash flows that the Group expects to receive).

ECLs are discounted at the effective interest rate of the financial asset.

Credit-impaired financial assets

At each reporting date, the Group assesses whether financial assets carried at amortised cost are credit-impaired. A financial asset is ‘credit-impaired’ when one or more events that have a detrimental impact on the estimated future cash flows of the financial asset have occurred.

Evidence that a financial asset is credit-impaired includes the following observable data:

-	significant financial difficulty of the borrower or issuer;
-	a breach of contract such as a default or being more than 90 days past due;
-	the restructuring of a loan or advance by the Group on terms that the Group would not consider otherwise;
-	it is probable that the borrower will enter bankruptcy or other financial reorganisation; or
-	the disappearance of an active market for a security because of financial difficulties.

Presentation of allowance for ECL in the consolidated statement of financial position

Loss allowances for financial assets measured at amortised cost are deducted from the gross carrying amount of the assets.

Write-off

The gross carrying amount of a financial asset is written off when the Group has no reasonable expectations of recovering a financial asset in its entirety or a portion thereof.

(ii)	Non-financial assets

The carrying amounts of the Group’s non-financial assets, other than inventories and deferred tax assets are reviewed at each reporting date to determine whether there is any indication of impairment. If any such indication exists, then the asset’s recoverable amount is estimated. For goodwill and intangible assets that have indefinite lives or that are not yet available for use, the recoverable amount is estimated annually or when events occur or circumstances change that would indicate the carrying value exceeds the recoverable amount.

The recoverable amount of an asset or cash-generating unit is the greater of its value in use and its fair value less costs to sell. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. For the purpose of impairment testing, assets that cannot be tested individually are grouped together into the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or groups of assets (the “cash-generating unit”, “CGU”). For the purposes of goodwill impairment testing, goodwill acquired in a business combination is allocated to the group of CGU that is expected to benefit from the synergies of the combination. This allocation is subject to an operating segment ceiling test and reflects the lowest level at which that goodwill is monitored for internal reporting purposes.

The Group’s corporate assets do not generate separate cash inflows. If there is an indication that a corporate asset may be impaired, then the recoverable amount is determined for the CGU to which the corporate asset belongs.

An impairment loss is recognized if the carrying amount of an asset or its CGU exceeds its recoverable amount. Impairment losses are recognized in profit or loss. Impairment losses recognized in respect of CGU are allocated first to reduce the carrying amount of any goodwill allocated to the units and then to reduce the carrying amount of the other assets in the unit (group of units) on a pro rata basis.

An impairment loss in respect of goodwill is not reversed. In respect of other assets, impairment losses recognized in prior periods are assessed at each reporting date for any indications that the loss has decreased or no longer exists. An impairment loss is reversed if there has been a change in the estimates used to determine the recoverable amount. An impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.

Leases
(h)	Leases

At inception of a contract, the Group assesses whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. To assess whether a contract conveys the right to control the use of an identified asset, the Group uses the definition of a lease in IFRS 16.

At commencement or on modification of a contract that contains a lease component, the Group allocates the consideration in the contract to each lease component on the basis of its relative stand-alone prices. The Group recognizes a right-of-use asset and a lease liability at the lease commencement date. The right-of-use asset is initially measured at cost, which comprises the initial amount of lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, less any lease incentives received.

The right-of-use asset is subsequently depreciated using the straight-line method from the commencement date to the end of the lease term, unless the lease transfers ownership of the underlying asset to the Group by the end of the lease term or the cost of the right-of-use asset reflects that the Group will exericise the purchase option. In that case the right-of-use asset will be depreciated over the useful life of the underlying asset, which is determined on the same basis as those of property and equipment. In addition, the right-of-use asset is periodically reduced by impairment losses, if any, and adjusted for certain remeasurements of the lease liability.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Group’s incremental borrowing rate. Generally, the Group uses its incremental borrowing rate as the discount rate.

The Group determines its incremental borrowing rate by obtaining interest rates from various external financing sources and makes certain adjustments to reflect the terms of the lease and type of the asset leased.

Lease payments included in the measurement of the lease liability comprise the following:

●	fixed payments, including in-substance fixed payments;
●	variable lease payments that depend on an index or rate, initially measured using the index or rate as at the commencement date;
●	amounts expected to be payable under a residual value guarantee; and
●	the exercise price under a purchase option that the Group is reasonably certain to exercise, lease payments in an optional renewal period if the Group is reasonably certain to exercise an extension period, and penalties for early termination of a lease unless the Group is reasonably certain not to terminate early.

The lease liability is measured at amortised cost using the effective interest method. It is remeasured when there is a change in future lease payments arising from a change in an index or rate, if there is a change in the Group’s estimate of the amount expected to be payable under a residual value guarantee, if the Group changes its assessment of whether it will exercise purchase, extension or termination option or if there is a revised in-substance fixed lease payments.

When the lease liability is remeasured in this way, a corresponding adjustment is made to the carrying amount of the right-of-use asset, or is recorded in profit or loss if the carrying amount of the right-of-use asset has been reduced to zero.

The Group presents right-of use assets and lease liabilities in separate lines in the consolidated statement of financial position.

The Group has applied judgement to determine the lease term for some lease contracts in which it is a lessee and which include renewal options. The Group considers the broader economics of the contract, not only contractual termination payments. If either party has an economic incentive not to terminate the lease such that it would incur a penalty on termination that is more than insignificant, the contract is enforceable beyond the date on which the contract can be terminated. Due to the nature of leased assets and considering the useful life of leasehold improvements the Group analyzed contract arrangements and their economics and has not identified any special termination policies, incentives or renewal options that should impact the lease term.

The assessment of whether the Group is reasonably certain to exercise such options impacts the lease term, which significantly affects the amount of lease liabilities and right-of-use assets recognized.

Short-term leases

The Group has elected not to recognize right-of-use assets and lease liabilities of short-term leases. The Group recognizes the lease payments associated with these leases as an expense on a straight-line basis over the lease term.

Provisions
(i)	Provisions

A provision is recognized if, as a result of a past event, the Group has a present legal or constructive obligation that can be estimated reliably, and it is probable that an outflow of economic benefits will be required to settle the obligation. Provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability. The unwinding of the discount is recognized as finance costs.

Restructurings

A restructuring provision is recognised when the Group has developed a detailed formal plan for the restructuring and has raised a valid expectation in those affected that it will carry out the restructuring by starting to implement the plan or announcing its main features to those affected by it. The measurement of a restructuring provision includes only the direct expenditures arising from the restructuring, which are those amounts that are both necessarily entailed by the restructuring and not associated with the ongoing activities of the entity.

Revenue
(j)	Revenue

We earn revenue primarily from granting access to our CV database and displaying job advertisements on our web site. The payment terms for most contracts require a full prepayment. Unearned revenues are reported in the consolidated statement of financial position as contract liabilities.

Revenue is measured based on the consideration specified in a contract with a customer. The Group recognises revenue when it transfers control over a good or service to a customer.

CV database access (before August 2020). We grant access to our CV database on a subscription basis for a period of time ranging from one day to twelve months. Revenue is recognized on a straight-line basis over the period of subscription. The Group ceased provision of this type of subscription in August 2020 due to replacement by the CV database access with limited number of contact views. However, revenue from the old service were recognised till the end of the subscription periods of all existing contracts, i.e. August 2021.

CV database access with limited number of contact views (from August 2020). The Group grants access to CV database and allows customers to open job-seekers contacts capped by a contractually stated limit on a subscription basis for the period of time ranging from one day to twelve months. In such subscriptions revenue is recognized based on the number of CV contacts viewed during the reporting period. The expected number of CV contact views made is estimated based on the historical data for specific categories of customers and is re-measured at each reporting date.

Job postings. Customers purchase a certain number of job postings and use them to post job advertisements on our web site when needed. Revenue from each job posting is recognized over the period of display of an advertisement on our web site on a straight-line basis.

Bundled subscriptions. In our Bundled Subscriptions the allocation of the consideration received between CV database access component and Job postings component is based on the relative standalone selling prices and expected usage of job postings at contract inception. The expected usage of job postings in our Bundled Subscriptions is estimated based on the historical data for specific categories of customers and is re-measured at each reporting date. Revenue attributable to CV database access component in the contracts entered before August 2020 is recognized over the period of subscription on a straight-line basis and in the contracts entered starting from August 2020 based on the number of CV contacts viewed during the reporting period. The expected usage of contact views is estimated based on the historical data for specific categories of customers and is re-measured at each reporting date. Revenue attributable to Job postings component is recognized over the period of display of a job posting on our website.

Other value-added services (“VAS”). Revenue from other VAS primarily consists of display and context advertising, branded employer pages, online assessment, online education, eventing, as well as premium services for job seekers. Revenue from other value-added services is recognized when the services are rendered. In particular, revenue from cost-per-click advertising is recognized based on the number of impressions or clicks that have occurred over the reporting period, and revenue from time-based advertising is recognized on a straight-line basis over the period of display of a banner on our web site.

Starting March 31, 2021 the revenue from other VAS includes Skillaz’ software offerings via a cloud-based IT environment (“SaaS”) or on-premise IT environments. Revenue from Skillaz’ software offerings via a cloud-based IT environment (“SaaS”), including related support and maintenance, is recognized on a straight-line basis over the period in which the cloud services are provided. Revenue from Skillaz’ software offerings via on-premise IT environment is recognized at the point of time when the license is transferred to the client.

Employee benefits
(k)	Employee benefits

Employee benefits include short-term employee benefits, social taxes, share-based payments and other long-term employee benefits, and are disclosed in ‘Personnel expenses’ in Note 12.

(i)	Short-term employee benefits

Short-term employee benefit obligations are measured on an undiscounted basis and are expensed as the related service is provided. A liability is recognized for the amount expected to be paid under short-term cash bonus or other type of remuneration if the Group has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee, and the obligation can be estimated reliably.

(ii)	Social taxes and State pension fund

Social taxes represent the Group’s payments to the State owned defined contribution plan under which an entity pays fixed contributions to the State and will have no legal or constructive obligation to pay further amounts. Obligations for contributions to Russia’s State pension fund, are recognized as an employee benefit expense in profit or loss in the periods during which services are rendered by employees.

(iii)	Share-based payments

Equity-settled awards

The cost of equity-settled awards is based on the fair value at the date when the grant is made using an appropriate valuation model, further details of which are given in Note 21.

The related cost is recognised in ‘Personnel expenses’ (see Note 12), together with a corresponding increase in equity (share–based payment reserve), over the period in which the service and, where applicable, the performance conditions are fulfilled (the vesting period). The cumulative expense recognised for equity-settled awards at each reporting date until the vesting date reflects the extent to which the vesting period has expired and the Group’s best estimate of the number of equity instruments that will ultimately vest. The expense or credit in the consolidated statement of income and comprehensive income for a period represents the movement in cumulative expense recognised between the beginning and end of that period.

Service and non-market performance conditions are not taken into account when determining the grant date fair value of awards, but the likelihood of the conditions being met is assessed as part of the Group’s best estimate of the number of equity instruments that will ultimately vest. Market performance conditions are reflected within the grant date fair value. Any other conditions attached to an award, but without an associated service requirement, are considered to be non-vesting conditions. Non-vesting conditions are reflected in the fair value of an award and lead to an immediate expensing of an award unless there are also service and/or performance conditions.

Modification

When the terms and conditions of the equity instruments are modified, the Group recognise, as a minimum, the services received measured at the grant date fair value of the equity instruments granted, unless those equity instruments do not vest because of failure to satisfy a vesting condition (other than a market condition) that was specified at grant date. In addition, the Group recognise the effects of modifications that increase the total fair value of the share-based payment arrangement or are otherwise beneficial to the employee.

Change in classification as a result of modification

A change from equity-settled to cash-settled award arising from modification occur, if a cash alternative at the employee’s discretion is subsequently addedto an equity-settled share-based payment that results in a reclassification as a financial liability. Such a modification leads to a reclassification, at the date of modification, of an amount equal to the fair value of liability from equity to liability.

Cash-settled awards

A liability is recognised for the fair value of cash-settled awards. The fair value is measured initially and at each reporting date up to and including the settlement date, with changes in fair value recognised in ‘Personnel expenses’ (see Note 12). The fair value is expensed over the period until the vesting date with recognition of a corresponding liability. The fair value is determined using an appropriate valuation model.

(iv)	Other long-term employee benefits

The Group’s net obligation in respect of long-term employee benefits is the amount of future benefits that employees have earned in return for their services in the current and prior periods. That benefit is discounted to determine its present value. Remeasurements are recognized in profit or loss in the period in which they arise.

Finance income and costs
(l)	Finance income and costs

Finance income comprises mostly interest income on funds invested on deposit accounts and loans given. Interest income is recognized as it accrues in profit or loss.

Finance costs comprise interest expense on loans received, and other expenses related to financial activities.

Interest paid is classified as operating activity in the consolidated statements of cash flows.

Foreign currency exchange gains and losses
(m)	Foreign currency exchange gains and losses

Foreign currency exchange gains and losses are reported on a net basis. Transactions in foreign currencies are translated to the respective functional currencies of Group entities at exchange rates at the dates of the transactions.

Monetary assets and liabilities denominated in foreign currencies at the reporting date are translated to the functional currency at the exchange rate at that date. The foreign currency gain or loss on monetary items is the difference between amortised cost in the functional currency at the beginning of the period, or at origination date, if later, adjusted for effective interest and payments during the period, and the amortised cost in foreign currency translated at the exchange rate at the end of the reporting period or at derecognition date, if earlier.

Income tax
(n)	Income tax

Income tax expense comprises current and deferred tax. Current tax and deferred tax are recognized in profit or loss except to the extent that it relates to a business combination, or items recognized directly in equity or in other comprehensive income.

Current tax is the expected tax payable or receivable on the taxable income or loss for the year, using tax rates enacted or substantively enacted at the reporting date, and any adjustment to tax payable in respect of previous years.

Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is not recognized for the following temporary differences: the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss. In addition, deferred tax is not recognized for taxable temporary differences arising on the initial recognition of goodwill. Deferred tax is measured at the tax rates that are expected to be applied to the temporary differences when they reverse, based on the laws that have been enacted or substantively enacted by the reporting date. Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax assets and liabilities, and they relate to income taxes levied by the same tax authority on the same taxable entity.

A deferred tax asset is recognized for unused tax losses, tax credits and deductible temporary differences, to the extent that it is probable that future taxable profits will be available against which they can be utilised. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realised.

In determining the amount of current and deferred tax the Group takes into account the impact of uncertain tax positions and whether additional taxes, penalties and late-payment interest may be due. The Group believes that its accruals for tax liabilities are adequate for all open tax years based on its assessment of many factors, including interpretations of tax law and prior experience. This assessment relies on estimates and assumptions and may involve a series of judgements about future events. New information may become available that causes the Group to change its judgement regarding the adequacy of existing tax liabilities; such changes to tax liabilities will impact the tax expense in the period that such a determination is made.

Segment reporting
(o)	Segment reporting

An operating segment is a component of the Group that engages in business activities from which it may earn revenues and incur expenses, including revenues and expenses that relate to transactions with any of the Group’s other components. All operating segments’ operating results (see Note 8), for which discrete financial information is available, are reviewed regularly by the Group’s CEO and Board of directors to make decisions about resources to be allocated to the segment and assess its performance. Segment results that are reported to the CEO and Board of directors include items directly attributable to a segment as well as those that can be allocated on a reasonable basis.

Earnings per share
(p)	Earnings per share

Net income per ordinary share for all periods presented has been determined in accordance with IAS 33 “Earnings per Share”, by dividing income available to ordinary shareholders of the Group by the weighted average number of ordinary shares outstanding during the period.

Basis of preparation and measurement
(q)	Basis of preparation and measurement

The consolidated financial statements have been prepared on the historical cost basis except for assets acquired and liabilities assumed in the business combination which are measured at fair value at the date of acquisition (see Note 9), the liability for cash-settled awards (see Note 21(a)(iii)) and the other financial assets which are measured at fair value on each reporting date.